Document and Entity Information Document	Aug. 06, 2020
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 06, 2020
Entity File Number	1-11917
Entity Registrant Name	FBL Financial Group, Inc.
Entity Incorporation, State or Country Code	IA
Entity Tax Identification Number	42-1411715
Entity Address, Address Line One	5400 University Avenue,
Entity Address, City or Town	West Des Moines,
Entity Address, State or Province	IA
Entity Address, Postal Zip Code	50266-5997
City Area Code	(515)
Local Phone Number	225-5400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, without par value
Trading Symbol	FFG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001012771
Amendment Flag	false